Debt - Debt balances (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt, current:
Less: debt issuance costs	$ (959)	$ (949)	$ (71)
Total	595,376	553,965	131,386
Debt, non-current:
Less debt issuance costs		0	(1,943)
Total		0	296,201
Convertible Notes
Debt, current:
Debt, current	216,227	208,411	0
Debt, non-current:
Debt, non-current		0	179,874
1.5 Lien Notes
Debt, current:
Debt, current	142,189	137,050	0
Debt, non-current:
Debt, non-current		0	118,270
1.25 Lien Notes
Debt, current:
Debt, current	105,593	77,212	0
First Lien Agreement
Debt, current:
Debt, current	125,468	125,468	125,468
Other note payable
Debt, current:
Debt, current	$ 6,858	$ 6,773	$ 5,989